Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
Note 7:	Inventories

	December 31,
	2023	2022

Raw materials	995	913
Finished goods	*1,851	1,050

	2,846	1,963
*Including write-down of $326